Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	CYD
Entity Registrant Name	CHINA YUCHAI INTERNATIONAL LTD
Entity Central Index Key	0000932695
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Address, Country	SG
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	common stock
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	40,858,290
Entity File Number	1-13522
Entity Emerging Growth Company	false